RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [abstract]
RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION [Text Block]

11. RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT COMPENSATION

Related parties include the Board of Directors and officers and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

As December 31, 2020, $816,811 (December 31, 2019 - $509,731) was due to related parties for payroll expenses, consulting fees, bonuses accruals, vacation accruals and other expenses. Receivables from related parties (related to rent and office expenses) as of December 31, 2020 amounted to $9,516 (December 31, 2019 - $21,385) and was recorded in receivables. These receivables were settled subsequent to the year end.

Key Management Compensation:

Key management personnel include those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of executive and non-executive members of the Company's Board of Directors and corporate officers.

Remuneration attributed to executives and directors for the years ended December 31, 2020 and 2019 were as follows:

	December 31, 2020	December 31, 2019
Short-term benefits*	$2,123,892	$1,675,146
Associate companies**	(30,935)	(31,205)
Stock-based compensation	1,763,245	1,213,717
Total	$3,856,202	$2,857,658

*Short-term employment benefits include salaries, consulting fees, vacation accruals and bonus accruals for key management. It also includes directors' fees for non-executive members of the Company's Board of Directors.

**Net of payable/receivable/GST due to/from entities for which Integra's directors are executives, mostly related to rent and office expenses.